Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 65,310	$ 45,725	$ 165,894	$ 101,682
Lease revenue	1,240	1,459	2,920	3,286
Total revenue	66,550	47,184	168,814	104,968
Renewable Power Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	9,666	9,551	27,205	28,162
Third Party Construction [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	18,660	14,078	41,476	23,348
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,480	3,670	11,910	11,674
Brown gas sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	12,430	1,611	23,398	7,836
Environmental Credits [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	19,649	13,202	58,444	25,198
Parts [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	1,355	633	2,332	532
Operating Agreements [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers		707	893	2,433
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 70	$ 2,273	$ 236	$ 2,499